Operating Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Leases
15.	Operating Leases

Operating leases as lessor

On March 25, 2014, NTISZ entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term originally was 3 years from May 1, 2014 to April 30, 2017. On March 21, 2016, the lease term was extended for six months to October 31, 2017. The lease contract expired on October 31, 2017. Beginning in July 2018, NTISZ entered into operating leases with other tenants. In 2019, more tenants contracted with NTISZ. The new lease contracts will expire on December 31, 2020.

In October 2018, Wuxi Zastron-Flex signed a rental agreement to lease out the former site of the Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in February 2019.

The minimum lease payments to be received are detailed in Note 3 and Note 4.

Operating leases as lessee

According to FASB ASC 842, the Company measured and recognized a right of use asset of $4,078 and lease liability of $4,171 as of December 31, 2019. The adoption of ASC 842 had immaterial effect on the audited consolidated balance sheet as of January 1, 2019.

In August 2018, the Company entered into a 3-year lease agreement with a third-party company for the Hong Kong office.

In September 2019, the Company entered into a leasing agreement with a third party for a term of 9.6 years to rent a building of contract floor area of approximately 7,500 square meters. According to FASB ASC 842, the Company measured and recognized a right of use asset and lease liability.

The following table shows the total lease cost and the cash flows arising from the two operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

At December 31,	2019
Lease cost
Operating lease cost	$476
Sublease income	(24)
Total lease cost	$452
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$406
Right-of-use assets obtained in exchange for new operating lease liabilities	$70
Weighted-average remaining lease term - operating lease	101 months
Weighted-average discount rate – operating lease	6.75%

Maturities of lease liabilities were as follows:

Year ended December 31,	2019
2020	$791
2021	663
2022	497
2023	507
2024	537
Thereafter	$2,557
$5,552
Less: Imputed interest	(1,381)
Total lease cost	$4,171

Lease liabilities were consisted as follows:

Year ended December 31,	2019
Current portion of lease liabilities	$529
Noncurrent portion of lease liabilities	3,642
Total lease liabilities	$4,171